UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Fund Investor Services 1-800-822-5544
                    or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: November 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / NOVEMBER 30, 2009

Western Asset Institutional Government Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

What’s inside

Letter from the chairman	I
Portfolio at a glance — Government Portfolio	1
Fund expenses	2
Western Asset Institutional Government Money Market Fund
Statement of assets and liabilities	4
Statement of operations	5
Statements of changes in net assets	6
Financial highlights	7
Notes to financial statements	8
Board approval of management and subadvisory agreements	16
Government Portfolio
Schedule of investments	21
Statement of assets and liabilities	25
Statement of operations	26
Statements of changes in net assets	27
Financial highlights	28
Notes to financial statements	29

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended November 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through November as well.

The housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose for the fourth straight month in September. In addition, the Commerce Department reported that, during October, sales of existing homes reached their highest level in two years.

One area that remained weak — and could hamper the magnitude of economic recovery — was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.2% in October 2009, the unemployment rate fell to 10.0% in November.

Western Asset Institutional Government Money Market Fund | I

Letter from the chairman continued

Since December 2007, the unemployment rate has more than doubled and the number of unemployed workers has risen by 8.2 million.

The Federal Reserve Board (“Fed”)iv continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds rate[v] from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed maintained this stance through the end of 2009. In conjunction with its December 2009 meeting, the Fed said that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.92% and 3.47%, respectively, two- and ten-year Treasury yields initially moved sharply higher (and their prices lower). Two-year yields peaked at 1.42% on June 8, 2009 and ten-year yields peaked at 3.98% on June 10th, before falling and ending the reporting period at 0.67% and 3.21%, respectively. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

During the reporting period, the yields available from money market instruments fluctuated and ultimately moved lower.

Performance review

As of November 30, 2009, the seven-day current yield for Institutional shares[1] of Western Asset Institutional Government Money Market Fund was 0.09% and the seven-day effective yield, which reflects compounding, was 0.09%.[2]

The Fund invests in securities through an underlying mutual fund, Government Portfolio, which has the same investment objective and strategies as the Fund.

[1] Prior to March 2, 2009, Institutional shares were known as Class A shares. The fees and expenses associated with this class remain unchanged.

[2]      The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II | Western Asset Institutional Government Money Market Fund

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND (INSTITUTIONAL SHARES)
Yields as of November 30, 2009 (unaudited)

Seven-day current yield[1]	0.09%
Seven-day effective yield[1]	0.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

• Fund prices and performance,
• Market insights and commentaries from our portfolio managers, and
• A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional Government Money Market Fund | III

Letter from the chairman continued

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 24, 2009

IV | Western Asset Institutional Government Money Market Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Although the Fund invests in U.S. government obligations, U.S. government obligations are not necessarily backed by the full faith and credit of the United States, and an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional Government Money Market Fund | V

Portfolio at a glance† (unaudited)

Government Portfolio

The Fund invests all of its investable assets in Government Portfolio, the investment breakdown as of the dates shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments

†

The bar graphs above represent the composition of the Portfolio’s investments as of November 30, 2009 and May 31, 2009. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2009 and held for the six months ended November 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†*	EXPENSES PAID DURING THE PERIOD[3]

Western Asset Institutional Government Money Market Fund – Institutional Shares	0.11%	$1,000.00	$1,001.10	0.20%	$1.00

[1]	For the six months ended November 30, 2009.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance figure is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratio. These fees are not covered by any expense cap currently in effect.
*	Includes the Fund’s share of Government Portfolio’s allocated expenses.

2 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†*	EXPENSES PAID DURING THE PERIOD[2]

Western Asset Institutional Government Money Market Fund – Institutional Shares	5.00%	$1,000.00	$1,024.07	0.20%	$1.01

[1]	For the six months ended November 30, 2009.
[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratio. These fees are not covered by any expense cap currently in effect.
*	Includes the Fund’s share of Government Portfolio’s allocated expenses.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 3

Statement of assets and liabilities (unaudited)
November 30, 2009

ASSETS:
Investment in Government Portfolio, at value	$14,170,847,663
Receivable for Fund shares sold	230,031
Prepaid expenses	250,185

Total Assets	14,171,327,879

LIABILITIES:
Investment management fee payable	1,004,646
Distributions payable	252,855
Payable for Fund shares repurchased	5,706
Trustees’ fees payable	217
Accrued expenses	27,550

Total Liabilities	1,290,974

TOTAL NET ASSETS	$14,170,036,905

NET ASSETS:
Par value (Note 3)	$141,697
Paid-in capital in excess of par value	14,169,604,927
Undistributed net investment income	321,531
Accumulated net realized loss on investments	(31,250)

TOTAL NET ASSETS	$14,170,036,905

Shares Outstanding	14,169,746,624
Net Asset Value	$1.00

See Notes to Financial Statements.

4 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended November 30, 2009

INVESTMENT INCOME:
Income from Government Portfolio	$28,264,880
Allocated expenses from Government Portfolio	(7,260,531)
Allocated waiver from Government Portfolio	268,751

Total Investment Income	21,273,100

EXPENSES:
Investment management fee (Note 2)	5,751,675
Treasury Guarantee Program fees (Note 7)	631,051
Registration fees	185,806
Legal fees	176,859
Insurance	78,831
Trustees’ fees	78,708
Shareholder reports	14,453
Audit and tax	10,100
Transfer agent fees	9,839
Miscellaneous expenses	29,854

Total Expenses	6,967,176

NET INVESTMENT INCOME	14,305,924

Net Realized Gain on Investments From Government Portfolio (Note 1)	9,161

INCREASE IN NET ASSETS FROM OPERATIONS	$14,315,085

See Notes to Financial Statements.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 5

Statements of changes in net assets

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MAY 31, 2009	NOVEMBER 30	MAY 31

OPERATIONS:
Net investment income	$14,305,924	$115,938,572
Net realized gain	9,161	570,084

Increase in Net Assets From Operations	14,315,085	116,508,656

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(14,311,682)	(115,611,283)
Net realized gains	(354,357)	(327,289)

Decrease in Net Assets From Distributions to Shareholders	(14,666,039)	(115,938,572)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	25,777,521,772	27,891,485,367
Reinvestment of distributions	12,370,696	110,553,456
Cost of shares repurchased	(23,644,518,559)	(23,250,433,140)

Increase in Net Assets From Fund Share Transactions	2,145,373,909	4,751,605,683

INCREASE IN NET ASSETS	2,145,022,955	4,752,175,767

NET ASSETS:
Beginning of period	12,025,013,950	7,272,838,183

End of period*	$14,170,036,905	$12,025,013,950

*Includes undistributed net investment income of:	$321,531	$327,289

See Notes to Financial Statements.

6 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
INSTITUTIONAL SHARES†	2009[1]	2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.001	0.014	0.041	0.050	0.038	0.018
Net realized gain (loss)[2]	0.000	0.000	0.000	0.000	(0.000)	0.000

Total income from operations	0.001	0.014	0.041	0.050	0.038	0.018

LESS DISTRIBUTIONS FROM:
Net investment income	(0.001)	(0.014)	(0.041)	(0.050)	(0.038)	(0.018)
Net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—

Total distributions	(0.001)	(0.014)	(0.041)	(0.050)	(0.038)	(0.018)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.11%	1.45%	4.18%	5.14%	3.85%	1.83%

NET ASSETS, END OF PERIOD (MILLIONS)	$14,170	$12,025	$7,273	$1,320	$720	$958

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.20%[4,5,6]	0.24%[5,6]	0.22%	0.29%[7]	0.32%	0.32%
Net expenses[8]	0.20 [4,5,6]	0.24 [5,6,9]	0.19 [9,10]	0.23 [7,10]	0.22 [10]	0.23 [10]
Net investment income	0.20 [4]	1.30	3.71	5.03	3.77	1.66

[1]	For the six months ended November 30, 2009 (unaudited).
[2]	Amount represents less than $0.0005 per share.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Includes the Fund’s share of Government Portfolio’s allocated expenses.
[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.19% for the six months ended November 30, 2009 and 0.21% for the year ended May 31, 2009.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been the same.

[8]	As a result of a voluntary expense limitation, the ratios of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.23%.
[9]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.
[10]	Reflects fee waivers and/or expense reimbursements.
†	Effective March 2, 2009, Class A shares were renamed Institutional Class.

See Notes to Financial Statements.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Government Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through January 19, 2010, the issuance date of the financial statements.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (96.1% at November 30, 2009) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Method of allocation. All the net investment income and realized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(d) Distributions to shareholders. Distributions on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

8 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

(e) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(f) Compensating balance agreements. Prior to March 2, 2009, the Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”) as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2009, no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Fund and the Portfolio pay investment management fees calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 9

Notes to financial statements (unaudited) continued

AVERAGE DAILY NET ASSETS	PORTFOLIO	FUND	TOTAL

First $1 billion	0.100%	0.150%	0.250%
Next $1 billion	0.100	0.125	0.225
Next $3 billion	0.100	0.100	0.200
Next $5 billion	0.100	0.075	0.175
Over $10 billion	0.100	0.050	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended November 30, 2009, the Fund had an expense limitation in place of 0.23% of the Fund’s average daily net assets of Institutional shares of the Fund. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts, which have been previously forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the

10 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 11

Notes to financial statements (unaudited) continued

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established),

12 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 13

Notes to financial statements (unaudited) continued

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29,

14 | Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report

2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

7. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not be covered by the guarantee.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap that was in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

Western Asset Institutional Government Money Market Fund 2009 Semi-Annual Report | 15

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Government Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management before the meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Government Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in

16 | Western Asset Institutional Government Money Market Fund

determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the

Western Asset Institutional Government Money Market Fund | 17

Board approval of management and
subadvisory agreements (unaudited) continued

similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of

18 | Western Asset Institutional Government Money Market Fund

accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as institutional U.S. government money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that its Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale.

Western Asset Institutional Government Money Market Fund | 19

Board approval of management and
subadvisory agreements (unaudited) continued

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

20 | Western Asset Institutional Government Money Market Fund

Schedule of investments (unaudited)
November 30, 2009

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 101.5%

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.4%
	U.S. Government Agencies — 65.6%
	Federal Farm Credit Bank (FFCB):
	Notes:
$75,000,000	1.200% due 12/15/09(a)	$75,009,541
60,500,000	0.360% due 12/21/09(a)	60,467,819
25,000,000	0.730% due 1/4/10(a)	25,000,000
75,000,000	0.370% due 3/5/10(a)	75,000,000
250,000,000	0.360% due 3/12/10(a)	250,056,480
100,000,000	0.320% due 4/28/10(a)	100,000,000
50,000,000	4.750% due 5/7/10	50,984,467
100,000,000	0.600% due 7/15/10(a)	99,993,750
50,000,000	0.900% due 7/16/10(a)	50,000,000
150,000,000	0.500% due 7/23/10(a)	149,640,134
80,000,000	0.170% due 7/27/10(a)	79,999,568
110,000,000	0.191% due 7/28/10(a)	110,000,000
250,000,000	0.270% due 8/10/10(a)	249,964,979
97,000,000	0.840% due 9/17/10(a)	96,569,296
75,000,000	0.240% due 11/15/10(a)	75,000,000
50,000,000	0.487% due 12/23/10(a)	50,000,000
50,000,000	0.477% due 1/20/11(a)	50,000,000
100,000,000	0.200% due 2/7/11(a)	99,999,992
99,750,000	0.250% due 3/23/11(a)	99,750,000
50,000,000	0.190% due 5/17/11(a)	49,985,182
25,000,000	0.500% due 7/27/11(a)	25,000,000
92,000,000	0.279% due 9/15/11(a)	91,983,360
100,000,000	0.320% due 9/23/11(a)	100,000,000
	Discount Notes:
75,000,000	1.678% due 12/2/09(b)	74,996,562
30,000,000	0.806% due 12/21/09(b)	29,986,667
40,000,000	0.705% due 12/22/09(b)	39,983,667
25,000,000	0.786% due 1/5/10(b)	24,981,042
100,000,000	Notes, 0.930% due 2/19/10(a)	99,984,608
	Federal Home Loan Bank (FHLB):
	Notes:
450,000,000	0.083% due 12/17/09(a)	449,982,607
100,000,000	0.191% due 1/13/10(a)	99,972,022
50,000,000	0.310% due 2/5/10	49,997,520
160,000,000	0.180% due 5/4/10	159,965,138
150,000,000	0.083% due 6/29/10(a)	150,000,000
25,000,000	0.240% due 7/9/10(a)	25,006,121
92,000,000	0.184% due 5/2/11(a)	91,881,734
	Discount Notes:
50,000,000	0.160% due 12/2/09(b)	49,999,778
58,000,000	0.351% due 12/4/09(b)	57,998,308
105,000,000	0.175% due 12/8/09(b)	104,996,427

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 21

Schedule of investments (unaudited) continued
November 30, 2009

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 65.6% continued
$45,000,000	0.145% due 12/16/09(b)	$44,997,281
15,000,000	0.145% due 12/18/09(b)	14,998,973
52,016,000	0.110% - 0.815% due 12/30/09(b)	51,997,294
16,200,000	0.115% due 1/8/10(b)	16,198,034
5,000,000	0.115% due 1/11/10(b)	4,999,345
50,000,000	0.512% due 1/12/10(b)	49,970,250
153,893,000	0.110% - 0.115% due 1/13/10(b)	153,872,757
40,000,000	0.512% due 1/15/10(b)	39,974,500
134,000,000	0.110% - 0.320% due 1/20/10(b)	133,967,868
82,000,000	0.100% due 2/5/10(b)	81,984,966
50,000,000	0.240% due 3/15/10(b)	49,965,333
2,000,000	0.190% due 4/23/10(b)	1,998,491
25,000,000	0.180% due 4/30/10(b)	24,981,250
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
75,000,000	0.140% due 12/1/09(b)(c)	75,000,000
200,000,000	0.300% due 12/15/09(b)(c)	199,976,667
150,000,000	0.130% - 0.275% due 12/21/09(b)(c)	149,985,139
8,500,000	0.145% due 12/22/09(b)(c)	8,499,281
125,000,000	0.502% due 12/31/09(b)(c)	124,947,917
148,008,000	0.331% due 1/6/10(b)(c)	147,959,157
75,000,000	0.877% due 1/8/10(b)(c)	74,931,125
75,000,000	0.310% - 0.321% due 1/19/10(b)(c)	74,967,674
47,486,000	0.305% - 0.321% due 1/20/10(b)(c)	47,465,155
25,000,000	0.305% due 1/25/10(b)(c)	24,988,351
50,000,000	0.351% due 2/2/10(b)(c)	49,969,375
100,000,000	0.105% due 2/16/10(b)(c)	99,977,542
152,000,000	0.250% due 3/22/10(b)(c)	151,882,834
100,000,000	0.245% due 3/23/10(b)(c)	99,923,778
350,000,000	0.170% - 0.190% due 4/12/10(b)(c)	349,763,500
83,210,000	0.190% due 4/19/10(b)(c)	83,148,956
50,000,000	0.190% due 4/26/10(b)(c)	49,961,472
100,000,000	0.180% due 5/17/10(b)(c)	99,916,500
50,000,000	0.210% due 5/25/10(b)(c)	49,948,958
	Notes:
100,000,000	0.122% due 12/7/09(a)(c)	99,994,047
50,000,000	0.184% due 7/12/10(a)(c)	50,000,000
50,000,000	0.184% due 7/14/10(a)(c)	49,997,581
100,000,000	0.314% due 9/3/10(a)(c)	99,977,276
50,000,000	0.256% due 9/24/10(a)(c)	50,032,125
50,000,000	0.350% due 4/1/11(a)(c)	50,075,420
28,430,000	0.334% due 4/7/11(a)(c)	28,465,536
163,184,000	0.189% due 5/4/11(a)(c)	163,092,576
56,126,000	0.158% due 5/5/11(a)(c)	56,097,749

See Notes to Financial Statements.

22 | Government Portfolio 2009 Semi-Annual Report

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 65.6% continuned
	Federal National Mortgage Association (FNMA):
	Discount Notes:
$259,700,000	0.160% - 0.175% due 12/17/09(b)(c)	$259,680,622
100,000,000	0.160% - 0.461% due 12/21/09(b)(c)	99,982,778
50,655,000	0.431% due 12/22/09(b)(c)	50,642,294
122,632,000	0.542% - 0.582% due 12/28/09(b)(c)	122,581,134
150,000,000	0.135% - 0.542% due 12/29/09(b)(c)	149,968,500
272,750,000	0.110% - 0.522% due 12/30/09(b)(c)	272,708,512
100,000,000	0.421% - 0.603% due 12/31/09(b)(c)	99,957,500
25,000,000	0.315% due 1/6/10(b)(c)	24,992,125
100,000,000	0.310% due 1/11/10(b)(c)	99,964,694
31,025,000	0.115% - 0.300% due 1/13/10(b)(c)	31,015,877
75,000,000	0.321% due 1/14/10(b)(c)	74,970,667
150,000,000	0.100% due 1/19/10(b)(c)	149,979,583
75,000,000	0.300% - 0.310% due 1/20/10(b)(c)	74,968,403
87,000,000	0.300% due 1/27/10(b)(c)	86,958,675
200,000,000	0.130% due 3/1/10(b)(c)	199,935,001
40,000,000	0.155% due 3/31/10(b)(c)	39,979,333
58,500,000	0.190% due 4/14/10(b)(c)	58,458,628
465,000,000	0.175% - 0.190% due 4/21/10(b)(c)	464,673,447
75,917,000	0.180% due 4/28/10(b)(c)	75,860,821
	Notes:
50,000,000	0.233% due 1/21/10(a)(c)	50,000,000
50,000,000	3.250% due 2/10/10(c)	50,280,508
35,000,000	4.750% due 3/12/10(c)	35,446,792
100,000,000	0.174% due 7/13/10(a)(c)	99,993,857
100,000,000	0.228% due 8/5/10(a)(c)	99,967,148

	Total U.S. Government Agencies	9,677,955,701

	U.S. Government Obligations — 7.8%
	U.S. Treasury Notes:
50,000,000	3.500% due 12/15/09	50,060,536
37,500,000	3.625% due 1/15/10	37,659,549
200,000,000	3.500% due 2/15/10	201,317,592
215,000,000	1.750% due 3/31/10	216,109,761
519,000,000	2.125% due 4/30/10	523,192,701
50,000,000	3.875% due 9/15/10	51,384,487
70,000,000	1.250% due 11/30/10	70,632,256

	Total U.S. Government Obligations	1,150,356,882

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS	10,828,312,583

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 23

Schedule of investments (unaudited) continued
November 30, 2009

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Treasury Bills — 11.9%
	U.S. Treasury Bills:
$50,000,000	0.346% due 12/10/09(b)	$49,995,688
50,000,000	0.709% due 12/17/09(b)	49,984,333
250,000,000	0.075% due 1/14/10(b)	249,977,084
50,000,000	0.285% due 2/11/10(b)	49,971,500
50,000,000	0.275% due 2/18/10(b)	49,969,826
25,000,000	0.705% due 3/11/10(b)	24,951,389
450,000,000	0.195% - 0.200% due 3/25/10(b)	449,718,167
78,525,000	0.150% due 4/8/10(b)	78,483,120
100,000,000	0.155% due 4/15/10(b)	99,941,875
150,000,000	0.175% - 0.185% due 4/29/10(b)	149,889,285
200,000,000	0.150% due 5/13/10(b)	199,864,167
100,000,000	0.150% due 5/27/10(b)	99,926,250
125,000,000	0.150% due 6/3/10(b)	124,905,209
75,000,000	0.502% due 6/10/10(b)	74,801,042

	TOTAL U.S. TREASURY BILLS	1,752,378,935

	Repurchase Agreements — 16.2%
500,000,000	Bank of America N.A., tri-party repurchase agreement, dated 11/30/09,
	0.140% due 12/1/09; Proceeds at maturity - $500,001,944 (Fully
	collateralized by various U.S. government agency obligations, 0.000%
	to 3.125% due 2/11/10 to 5/15/19; Market value - $510,000,033)	500,000,000
1,300,000,000	Barclays Capital Inc., tri-party repurchase agreement dated, 11/30/09,
	0.150% due 12/1/09; Proceeds at maturity - $1,300,005,417; (Fully
	collateralized by various U.S. government obligations, 2.750% to
	4.625% due 10/31/11 to 10/31/13; Market value - $1,326,000,018)	1,300,000,000
579,878,000	Deutsche Bank Securities Inc., tri-party repurchase agreement,
	dated 11/30/09, 0.160% due 12/1/09; Proceeds at maturity -
	$579,880,577 (Fully collateralized by various U.S. government
	agency obligations, 0.750% to 5.000% due 1/29/10 to 5/11/17;
	Market value - $591,475,756)	579,878,000

	Total Repurchase Agreements	2,379,878,000

	TOTAL INVESTMENTS — 101.5% (Cost — $14,960,569,518#)	14,960,569,518
	Liabilities in Excess of Other Assets — (1.5)%	(218,119,313)

	TOTAL NET ASSETS — 100.0%	$14,742,450,205

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24 | Government Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

Government Portfolio
November 30, 2009

ASSETS:
Investments, at value	$12,580,691,518
Repurchase agreements, at value	2,379,878,000
Cash	647
Interest receivable	8,118,911

Total Assets	14,968,689,076

LIABILITIES:
Payable for securities purchased	224,831,459
Investment management fee payable	1,282,104
Trustees’ fees payable	26,094
Accrued expenses	99,214

Total Liabilities	226,238,871

TOTAL NET ASSETS	$14,742,450,205

REPRESENTED BY:
Paid-in capital	$14,742,450,205

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 25

Statement of operations (unaudited)

Government Portfolio
For the Six Months Ended November 30, 2009

INVESTMENT INCOME:
Interest	$29,629,733

EXPENSES:
Investment management fee (Note 2)	7,342,420
Trustees’ fees	112,699
Legal fees	109,444
Custody fees	23,576
Audit and tax	13,707
Miscellaneous expenses	22,303

Total Expenses	7,624,149
Less: Fee waivers and/or expense reimbursements (Note 2)	(281,729)

Net Expenses	7,342,420

NET INVESTMENT INCOME	22,287,313

NET REALIZED GAIN ON INVESTMENTS	9,943

INCREASE IN NET ASSETS FROM OPERATIONS	$22,297,256

See Notes to Financial Statements.

26 | Government Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

Government Portfolio

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2009 (unaudited) AND THE PERIOD ENDED MAY 31, 2009†	NOVEMBER 30	MAY 31

OPERATIONS:
Net investment income	$22,287,313	$17,887,896
Net realized gain	9,943	102,441

Increase in Net Assets From Operations	22,297,256	17,990,337

CAPITAL TRANSACTIONS:
Proceeds from contributions	14,573,982,239	14,689,469,208
Value of withdrawals	(12,242,503,709)	(2,318,785,126)

Increase in Net Assets From Capital Transactions	2,331,478,530	12,370,684,082

INCREASE IN NET ASSETS	2,353,775,786	12,388,674,419

NET ASSETS:
Beginning of period	12,388,674,419	—

End of period	$14,742,450,205	$12,388,674,419

† For the period March 2, 2009 (inception date) to May 31, 2009.

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 27

Financial highlights

Government Portfolio

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
	2009[1]	2009[2]

NET ASSETS, END OF PERIOD (MILLIONS)	$14,742	$12,389

Total return[3]	0.16%	0.26%

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4]	0.10%	0.11%
Net expenses[4,5,6]	0.10	0.10
Net investment income[4]	0.30	0.65

[1]	For the six months ended November 30, 2009 (unaudited).

[2]	For the period March 2, 2009 (inception date) to May 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28 | Government Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”), is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At November 30, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through January 19, 2010, the issuance date of the financial statements.

(a) Investment valuation. In accordance with rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157 ) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Government Portfolio 2009 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$14,960,569,518	—	$14,960,569,518

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

30 | Government Portfolio 2009 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended November 30, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended November 30, 2009, LMPFA waived a portion of its fee in the amount of $281,729.

The manager is permitted to recapture amounts, which have been previously forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Portfolio did not invest in Swaps, Options or Futures and does not have any current intention to do so in the future.

Government Portfolio 2009 Semi-Annual Report | 31

Western Asset Institutional Government Money Market Fund

Trustees	Distributor

Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn
R. Jay Gerken, CFA	State Street Bank and Trust
Chairman	Company
Rainer Greeven
Stephen R. Gross	Transfer agent
Richard E. Hanson, Jr.
Diana R. Harrington	Boston Financial Data Services, Inc.
Susan H. Heilbron	2 Heritage Drive
Susan B. Kerley	Massachusetts 02171
Alan G. Merten
R. Richardson Pettit	Independent registered
public accounting firm
Investment manager
KPMG LLP
Legg Mason Partners Fund	345 Park Avenue
Advisor, LLC	New York, New York 10154

Subadviser

Western Asset Management
Company

Western Asset Institutional Government Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Institutional Shareholder Services at 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Institutional Shareholder Services at 1-800-625-4554, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional Government Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX012189 1/10 SR09-993

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half- year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2010

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2010